COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	83.3%
BANK LOAN	6.0%
Ares Dynamic Credit Allocation Fund, Inc.		165,062	$1,975,792
BlackRock Floating Rate Income Strategies Fund, Inc.		22,000	257,400
BlackRock Floating Rate Income Trust Fund, Inc.		127,032	1,424,029
Blackstone Long-Short Credit Income Fund		263,520	2,875,003
Eaton Vance Floating-Rate Income Trust		173,496	1,996,939
Eaton Vance Senior Floating-Rate Trust		233,258	2,642,813
First Trust Senior Floating Rate Income Fund II		25,000	248,750
Invesco Dynamic Credit Opportunity Fund(a)		138,457	1,532,721
Invesco Senior Income Trust		710,806	2,615,766
Nuveen Credit Strategies Income Fund		435,462	2,225,211

			17,794,424

COMMODITIES—FOREIGN	6.2%
Sprott Physical Gold and Silver Trust (Canada)(b)		455,779	8,618,781
Sprott Physical Gold Trust (Canada)(b)		428,916	6,631,041
Sprott Physical Platinum & Palladium Trust (Canada)(b)		61,774	754,261
Sprott Physical Silver Trust (Canada)(b)		270,145	2,253,009

			18,257,092

DIVERSIFIED COMMODITY	1.2%
Adams Natural Resources Fund, Inc.		133,935	2,753,703
BlackRock Energy and Resources Trust		69,780	848,525

			3,602,228

DIVERSIFIED MUNICIPAL	9.3%
BlackRock Municipal 2030 Target Term Trust		47,263	1,026,553
BlackRock MuniHoldings Fund, Inc.		100,447	1,210,387
BlackRock MuniVest Fund, Inc.		171,388	1,186,005
BlackRock MuniYield Fund, Inc.		39,804	427,893
BlackRock MuniYield Quality Fund III, Inc.		183,178	2,077,239
BlackRock MuniYield Quality Fund, Inc.		68,124	806,588
Eaton Vance Municipal Income 2028 Term Trust		44,477	791,246
MainStay MacKay DefinedTerm Municipal Opportunities Fund		49,413	858,798
Neuberger Berman Municipal Fund, Inc.		191,634	2,098,392
Nuveen AMT-Free Municipal Credit Income Fund		134,556	1,585,070
Nuveen AMT-Free Quality Municipal Income Fund		244,711	2,721,186
Nuveen Municipal Credit Income Fund		261,739	3,127,781
Nuveen Municipal Credit Opportunities Fund		180,966	2,064,822
Nuveen Municipal High Income Opportunity Fund		28,264	305,251

		Shares	Value
Nuveen Municipal Value Fund, Inc.		464,230	$4,089,866
Nuveen Quality Municipal Income Fund		212,593	2,451,197
PIMCO Municipal Income Fund III		28,501	236,843
Putnam Municipal Opportunities Trust		27,706	287,034

			27,352,151

GLOBAL EQUITY	2.0%
Aberdeen Total Dynamic Dividend Fund		478,414	3,865,585
MainStay CBRE Global Infrastructure Megatrends Fund		146,177	2,075,714

			5,941,299

GLOBAL HYBRID	8.9%
Blackrock Capital Allocation Trust		487,771	7,384,853
Blackrock ESG Capital Allocation Trust		634,007	9,896,849
Guggenheim Active Allocation Fund/DE		500,974	7,033,675
Thornburg Income Builder Opportunities Trust		127,172	1,985,155

			26,300,532

GLOBAL INCOME	10.7%
MFS Multimarket Income Trust		219,209	995,209
PIMCO Access Income Fund		342,667	5,088,605
PIMCO Dynamic Income Fund		741,253	13,357,379
PIMCO Dynamic Income Opportunities Fund		747,958	9,274,679
Western Asset Diversified Income Fund		209,090	2,780,897

			31,496,769

HIGH YIELD	6.5%
Allspring Income Opportunities		507,678	3,213,602
Apollo Tactical Income Fund, Inc.		122,742	1,487,633
Barings Global Short Duration High Yield Fund		109,044	1,406,668
BlackRock Debt Strategies Fund, Inc.		142,603	1,356,154
KKR Income Opportunities Fund		146,106	1,604,244
PGIM Global High Yield Fund, Inc.		271,076	2,973,704
PGIM High Yield Bond Fund, Inc.		308,648	3,765,505
PGIM Short Duration High Yield Opportunities Fund		130,621	1,935,803
Pioneer Diversified High Income Fund, Inc.		43,266	437,852
Pioneer High Income Fund, Inc.		133,405	884,475

			19,065,640

MASTER LIMITED PARTNERSHIPS	3.4%
First Trust Energy Income and Growth Fund		85,396	1,108,440
First Trust Energy Infrastructure Fund		264,326	3,790,435
First Trust MLP and Energy Income Fund		366,575	2,800,633

		Shares	Value
First Trust New Opportunities MLP & Energy Fund		245,800	$1,469,884
Neuberger Berman MLP & Energy Income Fund, Inc.		108,765	714,586

			9,883,978

MULTI-SECTOR	1.7%
Guggenheim Strategic Opportunities Fund		123,033	1,989,444
PIMCO Global StocksPLUS & Income Fund		16,398	121,509
PIMCO High Income Fund		584,288	2,787,054

			4,898,007

OPTION INCOME	3.1%
Eaton Vance Risk-Managed Diversified Equity Income Fund		176,694	1,404,717
Eaton Vance Tax-Managed Diversified Equity Income Fund		127,766	1,491,029
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		604,739	4,723,012
Voya Global Equity Dividend and Premium Opportunity Fund		278,204	1,418,840

			9,037,598

PREFERRED	3.0%
First Trust Intermediate Duration Preferred & Income Fund		65,821	1,038,655
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.		54,100	982,456
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.		90,870	1,257,641
John Hancock Preferred Income Fund		15,273	244,368
John Hancock Premium Dividend Fund		186,200	2,307,018
Nuveen Preferred & Income Opportunities Fund		234,415	1,542,451
Nuveen Preferred & Income Securities Fund		212,932	1,375,541

			8,748,130

REAL ESTATE	0.9%
Nuveen Real Asset Income and Growth Fund		172,921	2,030,093
Nuveen Real Estate Income Fund		100,503	750,757

			2,780,850

SECTOR EQUITY	2.1%
BlackRock Health Sciences Trust II		71,006	1,186,511
Tekla Healthcare Investors		144,528	2,550,919
Tekla Healthcare Opportunities Fund		69,045	1,295,284
Tekla Life Sciences Investors		83,125	1,157,931

			6,190,645

		Shares	Value
SECTOR EQUITY—FOREIGN	0.2%
Hipgnosis Songs Fund Ltd./The Fund (United Kingdom)		728,034	$727,953

U.S. GENERAL EQUITY	15.8%
Adams Diversified Equity Fund, Inc.		934,264	14,527,805
Eaton Vance Tax-Advantaged Dividend Income Fund		134,710	3,045,793
Eaton Vance Tax-Advantaged Global Dividend Income Fund		202,015	3,262,542
Gabelli Dividend & Income Trust		493,313	10,255,977
Gabelli Equity Trust, Inc.		303,640	1,742,894
General American Investors Co., Inc.		90,985	3,540,226
Nuveen Core Equity Alpha Fund		94,792	1,167,838
Royce Micro-Cap Trust, Inc.		50,884	446,253
Royce Value Trust, Inc.		209,671	2,845,236
SRH Total Return Fund, Inc.		476,158	5,847,220

			46,681,784

U.S. HYBRID	1.3%
PIMCO Energy & Tactical Credit Opportunities Fund		181,173	2,645,126
Virtus Equity & Convertible Income Fund		56,127	1,102,895

			3,748,021

UTILITIES	1.0%
DNP Select Income Fund, Inc.		263,699	2,905,963

TOTAL CLOSED-END FUNDS (Identified cost—$268,335,228)			245,413,064

EXCHANGE-TRADED FUNDS	15.4%
COMMODITIES	3.8%
iShares Silver Trust(b)		39,672	877,545
SPDR Gold Shares(b)		55,850	10,232,837

			11,110,382

REAL ESTATE	1.2%
Vanguard Real Estate ETF		44,303	3,678,921

SECTOR EQUITY	1.0%
iShares Biotechnology ETF		14,773	1,908,081
VanEck Pharmaceutical ETF		11,748	911,997

			2,820,078

		Shares	Value
U.S. GENERAL EQUITY	8.6%
Invesco S&P 500 Equal Weight Consumer Discretionary ETF		24,693	$3,157,247
Invesco S&P 500 Equal Weight ETF		52,956	7,658,497
iShares Russell 1000 Value ETF		30,974	4,716,101
iShares Russell 2000 ETF		16,006	2,855,470
iShares Russell 2000 Value ETF		9,400	1,287,988
Pacer U.S. Cash Cows 100 ETF		18,745	880,078
SPDR S&P 500 ETF Trust		6,180	2,530,030
Vanguard S&P 500 ETF		6,278	2,360,968

			25,446,379

US GOVERNMENT BOND	0.8%
iShares 20+ Year Treasury Bond ETF		23,019	2,448,531

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$43,570,670)			45,504,291

COMMON STOCK—FINANCIAL	1.1%
Berkshire Hathaway, Inc., Class B(b)		10,507	3,244,246

TOTAL COMMON STOCK (Identified cost—$2,844,238)			3,244,246

SHORT-TERM INVESTMENTS	0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53%(c)		295,790	295,790

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$295,790)			295,790

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$315,045,926)	99.9%		294,457,391
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		294,020

NET ASSETS (Equivalent to $10.74 per share based on 27,451,405 shares of common stock outstanding)	100.0%		$294,751,411

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Investment valued using NAV as the practical expedient and has been excluded from the fair value hierarchy. The investment fund provides liquidity through quarterly repurchase offers.
(b)	Non-income producing security.
(c)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds and closed-end interval funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Closed-End Funds	$243,880,343	$—	$—	$243,880,343
Exchange-Traded Funds	45,504,291	—	—	45,504,291
Common Stock	3,244,246	—	—	3,244,246
Short-Term Investments	—	295,790	—	295,790

Subtotal(a)	292,628,880	295,790	—	292,924,670

Investments Valued at NAV(b)	—	—	—	1,532,721

Total Investments in Securities(a)	$292,628,880	$295,790	$—	$294,457,391

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

As of March 31, 2023, one of the Fund’s investments was valued using NAV per unit as a practical expedient and has been excluded from the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented within the Schedule of Investments.